                               BALANCED PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                                                                    NBAMT0211296

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust

--------------------------------------------------------------------------------

          Balanced Portfolio
GROWTH PORTION
   During 1996 three of our best performing sectors were financial services, technology and restaurants. One of the best performers was CKE Restaurants, which was taken over by new management about a year and a half ago. CKE's earnings have outperformed the estimates as a result of a good advertising campaign, updated menu selections and remodeling many of their restaurants.
   The technology sector provided some winners during the year. In particular, Intel provided a large contribution to the Portfolio in the third quarter. Its success can be partly attributed to continued demand by end-users in combination with lower prices. The second largest position in this industry at year end was KLA, a company that makes test equipment for semiconductor companies. KLA's earnings held up well during the year. Seagate, a disc drive company, also helped the Portfolio. Seagate was able to reduce costs, and benefit from continued end-user demand.
   In the third quarter, the Portfolio seized an opportunity to purchase Philip Morris at a low relative valuation after a federal court decertified a class action suit brought by smokers seeking damages. This case sets a precedent in the industry and may influence future class-action suits.
   In the consumer/retail sector, we added Staples to our Portfolio. Staples is a leading factor in the office superstore segment. We believe that the pending merger with Office Depot will create significant cost savings, which we believe should enhance earnings growth over the next two years.
   Two lagging sectors during the year were communications and healthcare. These two sectors comprised about 8%-10% of the Portfolio during most of the year. Cable stocks went through their lowest valuations in 1996 due to worries about competition from the satellite industry. As a result, the Portfolio reduced its positions in TCI and sold out of Time Warner. One exception was UK Cable, a telephone, cable and Internet company based in the United Kingdom. They recently consolidated with Comcast, forming Comcast UK Cable Partners Ltd., which we believe should help the company's valuations.
   The Portfolio increased its exposure to HMOs during the year. Overall, this industry did not contribute positively to the Portfolio during the year. Exceptions were PacifiCare, a Medicare HMO, and United Healthcare, a conventional HMO. Both of these positions were increased during the period and have experienced an upswing since June 30. While enrollment in HMOs continues to rise, their challenge will be to manage rising costs in a flat premium environment.

LIMITED MATURITY BOND PORTION
   1996 ended on an upbeat note for the bond market and the debt securities portion of the Portfolio as yields across the curve fell during the last four months of the year. Yields that we focus on, in the 1- to 5-year part of the curve, ended the year higher than at the start of the year. In between, however, the bond market was on a roller coaster ride with interest rates falling early in the period, then rising very rapidly, and finally reversing its course once again for the final rally. The management of our weighted average portfolio duration ("duration" is a measure of a portfolio's exposure to interest rate risk) during this period of volatility remained consistent with our trend-following style, and the Portfolio's risk level remained low compared to longer-duration bond funds. In the early portion of the year our duration was a relatively long 2.9 years on average as we took advantage of the falling rates at the end of 1995 and the beginning of 1996. When the trend reversed in February and March as a result of signs of increased economic growth, higher inflation expectations and comments by Fed Chairman Alan Greenspan, we shortened duration several times to a low for the year of 2.3 years in June. By September, the market had overreacted to the economic signals and, from a technical and fundamental standpoint, appeared undervalued. We then lengthened the Portfolio to just over 2.5 years in duration. Yields fell from this point through the end of the year which benefited the Portfolio due to the longer duration.
   Corporate bonds remained the largest sector in the Portfolio as we continued to find value through our bottom-up bond selection process (looking at individual bonds rather than average sector prices) despite a generally expensive corporate market. The below investment grade segment of our holdings outperformed all other sectors, due to the healthy market conditions in high yield as well as excellent individual security selection. Our research staff identified several bonds during the period which were underpriced relative to their credit fundamentals, which we added to the Portfolio. These included Tenet Healthcare, a leading hospital firm, which was placed on watch for potential upgrade by both S&P and Moody's. This caused the market to price these bonds at a tighter spread to Treasuries resulting in significant outperformance versus the market. This segment of the Portfolio which represents the below investment grade portion ended the year at about 8% of the overall Portfolio. Investment grade bonds also performed well. Restructuring at firms such as Tenneco Inc. and Alco Capital Resource, Inc. resulted in higher bond prices relative to comparable duration Treasuries.
   Investments in mortgage- and asset-backed securities accounted for the majority of the remainder of the debt securities portion of the Portfolio. The asset-backed securities were all rated "AAA" and were backed by pools of credit card receivables, auto loans and leases, or equipment loans. While the increase in consumer delinquencies on credit cards has received a lot of media attention, the asset-backed securities in the Portfolio were of the highest quality. The bonds in the Portfolio have outperformed comparable duration Treasury securities, since the collateral backing of these securities performed well throughout the second half of the year within the bond market's and the ratings agencies' expectations. In addition, our commitment to 15-year and 7-year Agency Pass-Through Mortgages added to the Portfolio's return.

Mark Goldstein              Thomas Wolfe              Ted Giuliano

The composition and holdings of the Portfolio are subject to change. Shares of the Balanced Portfolio are sold only through the currently effective prospectus and are not available to the general public. Shares of the Balanced Portfolio may only be purchased by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies and are also available as an underlying investment fund for certain qualified retirement plans. The views of the portfolio managers expressed in this report are as of the date written above. The managers' views are subject to change at any time based on market and other conditions.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Balanced Portfolio

         EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return 1
                                                       Merrill Lynch 1-3
                               Balanced Portfolio  Year Treasury Index 2    S&P 500 2
1 Year                                     +6.89%                 +4.98%      +22.90%
5 Year                                     +8.02%                 +5.60%      +15.18%
Life of Fund                              +10.19%                 +7.55%      +16.17%
                               Balanced Portfolio          Merrill Lynch      S&P 500
02/28/89                               $10,000.00             $10,000.00   $10,000.00
12/31/89                               $11,640.00             $11,000.94   $12,651.47
1990                                   $11,565.90             $12,070.79   $12,257.41
1991                                   $14,558.05             $13,480.65   $15,975.41
1992                                   $15,730.82             $14,329.87   $17,919.20
1993                                   $18,748.22             $15,105.30   $18,916.21
1994                                   $16,183.79             $15,191.18   $19,173.01
1995                                   $20,028.86             $16,882.10   $26,352.27
1996                                   $21,407.96             $17,701.61   $32,388.91

   The inception date of Balanced Portfolio (the "Fund") is 2/28/89.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not guarantee future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 and 3 years. The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger&Berman Management Inc.-Registered Trademark- and include reinvestment of all dividends and capital gain distributions. The Series invests in many securities not included in the above-described indices.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's variable annuity or variable life insurance policy. Qualified Plans that are direct shareholders of the Fund are not affected by insurance charges. If this performance information included the effect of the insurance charges, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio

                                                     December 31,
                                                         1996
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $ 173,496,277
      Receivable for Trust shares sold                    102,753
                                                    --------------
                                                      173,599,030
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                   321,682
      Accrued expenses                                     65,704
      Payable to administrator (Note B)                    44,244
                                                    --------------
                                                          431,630
                                                    --------------
NET ASSETS at value                                 $ 173,167,400
                                                    --------------

NET ASSETS consist of:
      Par value                                     $      10,875
      Paid-in capital in excess of par value          148,152,444
      Accumulated undistributed net investment
       income                                           3,073,763
      Accumulated net realized gains on investment      8,005,208
      Net unrealized appreciation in value of
       investment                                      13,925,110
                                                    --------------
NET ASSETS at value                                 $ 173,167,400
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     10,875,402
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $15.92
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1996
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $ 4,904,606
                                                    ------------
    Expenses:
      Administration fee (Note B)                       502,874
      Shareholder reports                               152,768
      Shareholder servicing agent fees                   20,913
      Registration and filing fees                       20,777
      Legal fees                                         16,003
      Custodian fees                                     10,000
      Trustees' fees and expenses                         7,259
      Auditing fees                                       1,582
      Miscellaneous                                       4,106
      Expenses from Series (Notes A & B)              1,086,440
                                                    ------------
        Total expenses                                1,822,722
                                                    ------------
        Net investment income                         3,081,884
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM SERIES (NOTE A)
    Net realized gain on investment securities        8,263,116
    Net realized loss on financial futures
     contracts                                          (78,900)
    Change in net unrealized appreciation of
     investment securities                             (212,860)
    Net unrealized appreciation of financial
     futures contracts                                   11,312
                                                    ------------
        Net gain on investments from Series (Note
        A)                                            7,982,668
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $11,064,552
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio

                                                   Year Ended
                                                  December 31,
                                              1996            1995
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   3,081,884   $   3,926,849
    Net realized gain on investments
     from Series (Note A)                     8,184,216      21,146,057
    Change in net unrealized
     appreciation (depreciation) of
     investments from Series (Note A)          (201,548)     15,924,527
                                          -----------------------------
    Net increase in net assets resulting
     from operations                         11,064,552      40,997,433
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                    (3,827,457)     (3,410,734)
    Net realized gain on investments        (21,284,395)     (1,096,307)
                                          -----------------------------
    Total distributions to shareholders     (25,111,852)     (4,507,041)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                40,422,008      23,185,195
    Proceeds from reinvestment of
     dividends and distributions             25,111,853       4,507,041
    Payments for shares redeemed            (22,740,252)    (99,036,376)
                                          -----------------------------
    Net increase (decrease) from Trust
     share transactions                      42,793,609     (71,344,140)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS        28,746,309     (34,853,748)
NET ASSETS:
    Beginning of year                       144,421,091     179,274,839
                                          -----------------------------
    End of year                           $ 173,167,400   $ 144,421,091
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of year     $   3,073,763   $   3,819,336
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                      2,435,851       1,410,375
    Issued on reinvestment of dividends
     and distributions                        1,645,600         304,120
    Redeemed                                 (1,450,441)     (5,822,286)
                                          -----------------------------
    Net increase (decrease) in shares
     outstanding                              2,631,010      (4,107,791)
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Balanced Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Balanced Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The predecessors of the Funds were converted into the Funds after the close of business on April 28, 1995 (the "conversion"); these conversions were approved by the shareholders of the predecessors of the Funds in August 1994. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Balanced Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1996). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust                     December 31, 1996
--------------------------------------------------------------------------------
          Balanced Portfolio

5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of .30% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series). Prior to conversion, the predecessor of the Fund paid to Management for investment advisory and administrative services a fee at the annual rate of .70% of its average daily net assets.
   On April 16, 1993, the shareholders of the Trust adopted a distribution plan ("Plan") which provided that the predecessor to the Trust, on behalf of any of its series, could reimburse Management after each calendar quarter for certain distribution expenses in an amount not to exceed .25%, on an annual basis, of that series' average daily net assets as of the close of such calendar quarter. The Plan became effective on May 1, 1993, was implemented on November 1, 1993, and was terminated on April 30, 1995. Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund, as it was for its predecessor prior to the conversion. For the year ended December 31, 1996, no reimbursement to the Fund was required.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/ or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, is less than .01% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1996, additions and reductions in the Fund's investment in its Series amounted to $27,061,978 and $68,687,411, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                                                                    Period from
                                                                                                                   February 28,
                                                                                                                      1989(3)
                                                   Year Ended December 31,                                        to December 31,
                             1996(2)     1995(2)      1994        1993        1992        1991        1990             1989
                             ----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year           $17.52      $14.51      $ 15.62     $ 14.90     $ 14.16     $ 11.72     $ 11.64          $10.00
                             ----------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income       .34         .32          .30         .34         .40         .47         .49             .30
    Net Gains or Losses
     on Securities (both
     realized and
     unrealized)                .75        3.06         (.80)        .61         .72        2.16        (.27)(4)        1.34
                             ----------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations              1.09        3.38         (.50)        .95        1.12        2.63         .22            1.64
                             ----------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)        (.41)       (.28)        (.23)       (.20)       (.19)       (.19)       (.07)             --
    Distributions (from
     capital gains)           (2.28)       (.09)        (.38)       (.03)       (.19)         --        (.07)             --
                             ----------------------------------------------------------------------------------------------------
      Total Distributions     (2.69)       (.37)        (.61)       (.23)       (.38)       (.19)       (.14)             --
                             ----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year                        $15.92      $17.52      $ 14.51     $ 15.62     $ 14.90     $ 14.16     $ 11.72          $11.64
                             ----------------------------------------------------------------------------------------------------
Total Return(5)               +6.89%     +23.76%       -3.36%      +6.45%      +8.06%     +22.68%      +1.95%         +16.40%(6)
                             ----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of
     Year (in millions)      $173.2      $144.4      $ 179.3     $ 161.1     $  87.1     $  28.3     $   6.9          $  0.6
                             ----------------------------------------------------------------------------------------------------
    Ratio of Expenses to
     Average Net
     Assets(7)                 1.09%        .99%         .91%        .90%        .95%       1.10%       1.35%           1.70%(8)
                             ----------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment Income to
     Average Net
     Assets(7)                 1.84%       1.99%        1.91%       1.96%       2.33%       3.00%       4.00%           3.28%(8)
                             ----------------------------------------------------------------------------------------------------
    Portfolio Turnover
     Rate(9)                     --          21%          55%        114%         82%         69%         77%             58%
                             ----------------------------------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Balanced Portfolio
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3)February 28, 1989 is the date shares of the Balanced Portfolio were first sold to the separate accounts pursuant to the public offering of Trust shares.
4)The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
5)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown. Qualified Plans that are direct shareholders of the Fund are not affected by insurance charges.
6)Not annualized.
7)Since the commencement of operations, Management voluntarily assumed certain operating expenses of the Fund as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of expenses and net investment income to average daily net assets would have been 2.78% and 2.20% for the period from February 28, 1989, to December 31, 1989. There was no reduction of expenses for the years ended December 31, 1990, through and including 1996.
8)Annualized.
9)The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995, are included elsewhere in AMT Balanced Investments' Financial Highlights.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Balanced Portfolio

   We have audited the accompanying Statement of Assets and Liabilities of Balanced Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust (the "Trust"), as of December 31, 1996, and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Balanced Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 27, 1997

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------
          AMT Balanced Investments

 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------
           COMMON STOCKS (59.3%)
CHEMICALS (1.4%)
    8,000  Hercules Inc.                   $    346,000
   25,000  SGL Carbon ADR                     1,046,875(2)
   25,000  UCAR International                   940,625(2)
                                           ------------
                                              2,333,500
                                           ------------
COMMUNICATIONS (5.2%)
   70,000  Airtouch Communications            1,767,500(2)
1,227,800  Australis Media (Ordinary
           Shares)                              141,508(2)
  110,000  Comcast Corp. Class A Special      1,959,375
  110,000  Comcast UK Cable Partners
           Limited                            1,498,750(2)
   50,000  ECI Telecommunications             1,062,500
   70,000  International CableTel             1,767,500(2)
   65,000  Tele-Communications, Inc.
           Class A                              849,062(2)
                                           ------------
                                              9,046,195
                                           ------------
CONSUMER GOODS & SERVICES (4.4%)
   80,000  Authentic Fitness                    960,000
   84,000  CUC International                  1,995,000(2)
   25,000  Luxottica Group ADR                1,300,000
   80,000  Nu-Kote Holding                      820,000(2)
   15,000  Philip Morris                      1,689,375
   53,000  Regis Corp.                          861,250
                                           ------------
                                              7,625,625
                                           ------------
DRUGS & HEALTH CARE (8.1%)
   80,000  Coventry Corp.                       741,250(2)
   15,000  HCIA, Inc.                           517,500(2)
  125,000  Healthsource Inc.                  1,640,625(2)
   45,000  Nellcor Puritan Bennett              984,375(2)
   18,000  PacifiCare Health Systems
           Class B                            1,534,500(2)
   13,000  R.P. Scherer                         653,250(2)
   25,000  Sierra Health Services               615,625(2)
   27,000  Teva Pharmaceutical ADR            1,356,750
   55,000  United Healthcare                  2,475,000

 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------
   15,000  Warner-Lambert                  $  1,125,000
   40,000  Watson Pharmaceuticals             1,797,500(2)
   19,500  Wellpoint Health Networks            670,313(2)
                                           ------------
                                             14,111,688
                                           ------------
ENTERTAINMENT (5.0%)
   85,000  GTECH Holdings                     2,720,000(2)
  135,000  Harrah's Entertainment             2,683,125(2)
  125,000  Players International                671,875(2)
   35,000  Promus Hotel                       1,036,875(2)
   90,000  Showboat, Inc.                     1,552,500
                                           ------------
                                              8,664,375
                                           ------------
FINANCIAL SERVICES (10.0%)
   35,000  Bear Stearns                         975,625
   65,000  Capital One Financial              2,340,000
   27,000  CITICORP                           2,781,000
   28,000  Finova Group                       1,799,000
   96,000  First USA                          3,324,000
   43,000  MBNA Corp.                         1,784,500
   33,000  Morgan Stanley Group               1,885,125
    9,000  Wells Fargo                        2,427,750
                                           ------------
                                             17,317,000
                                           ------------
INSURANCE (4.6%)
   28,000  ACE Ltd.                           1,683,500
   30,000  EXEL Ltd.                          1,136,250
   55,000  Highlands Insurance                1,113,750(2)
   14,000  Loews Corp.                        1,319,500
   29,000  PennCorp Financial Group           1,044,000
   38,000  Travelers Group                    1,724,250
                                           ------------
                                              8,021,250
                                           ------------
RESTAURANTS (4.6%)
  114,790  Buffets Inc.                       1,047,459(2)
   70,000  Cheesecake Factory                 1,268,750(2)
   70,000  CKE Restaurants                    2,520,000

Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Balanced Investments

 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------
   40,000  IHOP Corp.                      $    945,000(2)
   40,000  Lone Star Steakhouse & Saloon      1,070,000(2)
   45,000  Sonic Corp.                        1,147,500(2)
                                           ------------
                                              7,998,709
                                           ------------
SPECIALTY RETAIL (6.2%)
   15,000  Federated Department Stores          511,875(2)
  185,000  General Nutrition                  3,121,875(2)
   37,000  Intimate Brands                      629,000
   35,000  Lowe's Cos.                        1,242,500
   60,000  Office Depot                       1,065,000(2)
   74,700  Sports & Recreation                  578,925(2)
   85,000  Staples Inc.                       1,535,313(2)
   45,000  Viking Office Products             1,200,937(2)
   40,000  Wal-Mart Stores                      915,000
                                           ------------
                                             10,800,425
                                           ------------
 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------

TECHNOLOGY (9.1%)
   50,000  Informix Corp.                  $  1,018,750(2)
   18,000  Intel Corp.                        2,356,875
   75,000  KLA Instruments                    2,662,500(2)
   35,000  LSI Logic                            936,250(2)
   55,000  Micron Technology                  1,601,875
   30,000  Nokia Corp. ADR                    1,728,750
   10,200  SAP AG (Ordinary Shares)           1,388,679
   42,000  Seagate Technology                 1,659,000(2)
   20,000  Teradyne, Inc.                       487,500(2)
   25,000  Texas Instruments                  1,593,750
   40,000  Xeikon N.V. ADR                      300,000(2)
                                           ------------
                                             15,733,929
                                           ------------
TRANSPORTATION (0.7%)
   48,000  RailTex Inc.                       1,212,000(2)
                                           ------------
           TOTAL COMMON STOCKS
           (COST $88,722,259)               102,864,696
                                           ------------

Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Balanced Investments

 Principal                                      Rating(3)        Market
  Amount                                      Moody's   S&P     Value(1)
-----------                                   -------  -----  -------------
              U.S. TREASURY SECURITIES
              (0.0%)
$   130,000   U.S. Treasury Notes, 6.375%,
              due 6/30/97 (COST $136,094)       TSY     TSY   $     130,677
                                                              -------------
              U.S. GOVERNMENT AGENCY
              SECURITIES (3.3%)
  4,710,000   Federal Home Loan Bank,
              Discount Notes, 5.25%, due
              1/2/97                            AGY     AGY       4,708,587
    990,000   Federal Farm Credit Bank,
              Discount Notes, 5.58%, due
              1/7/97                            AGY     AGY         988,941
                                                              -------------
              TOTAL U.S. GOVERNMENT AGENCY
              SECURITIES (COST $5,698,392)                        5,697,528
                                                              -------------
              MORTGAGE-BACKED SECURITIES
              (3.4%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION
    102,020   Balloon Pass-Through
              Certificates, 9.00%, due
              10/1/97 & 12/1/97                 AGY     AGY         104,730
     19,549   Balloon Pass-Through
              Certificates, 8.50%, due
              11/1/98                           AGY     AGY          20,038
  1,959,368   Pass-Through Certificates,
              7.00%, due 6/1/11                 AGY     AGY       1,971,575
  1,243,804   Pass-Through Certificates,
              7.50%, due 9/1/11                 AGY     AGY       1,260,857
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    128,117   Pass-Through Certificates,
              10.00%, due 12/15/17-5/15/19      AGY     AGY         140,408
    669,926   Pass-Through Certificates,
              9.50%, due 4/15/16-10/15/20       AGY     AGY         723,728
  1,715,000   Pass-Through Certificates,
              7.00%, TBA, 30 Year Maturity      AGY     AGY       1,676,948
                                                              -------------
              TOTAL MORTGAGE-BACKED
              SECURITIES (COST $5,858,326)                        5,898,284
                                                              -------------
              ASSET-BACKED SECURITIES (9.7%)
  1,500,000   Capita Equipment Receivables
              Trust, Ser. 1996-1, Class A-3,
              6.11%, due 7/15/99                Aaa     AAA       1,500,330
    270,407   USAA Auto Loan Grantor Trust,
              Automobile Loan Pass-Through
              Certificates, Ser. 1994-1,
              5.00%, due 11/15/99               Aaa     AAA         269,541
  1,168,054   Premier Auto Trust, Ser.
              1994-2, Class A-3, 6.35%, due
              5/2/00                            Aaa     AAA       1,173,497
    270,629   Caterpillar Financial Asset
              Trust, Ser. 1994-A, Class A-2,
              6.10%, due 6/25/00                Aaa     AAA         270,740
    970,000   Chase Manhattan Auto Owner
              Trust, Ser. 1996-C, Class A-3,
              5.95%, due 11/15/00               Aaa     AAA         966,556
    294,498   Daimler-Benz Vehicle Trust,
              Ser. 1994-A, Class A, 5.95%,
              due 12/15/00                      Aaa     AAA         295,063
    941,043   Case Equipment Loan Trust,
              Ser. 1995-A, 7.30%, due
              3/15/02                           Aaa     AAA         951,677
    960,000   Navistar Financial Owner
              Trust, Ser. 1996-A, Class A-2,
              6.35%, due 11/15/02               Aaa     AAA         962,554
  1,332,597   Banc One Auto Grantor Trust,
              Ser. 1996-B, Class A, 6.55%,
              due 2/15/03                       Aaa     AAA       1,341,765
  1,350,000   Ford Credit Auto Loan Master
              Trust, Auto Loan Certificates,
              Ser. 1996-1, 5.50%, due
              2/15/03                           Aaa     AAA       1,304,154
  4,000,000   NationsBank Credit Card Master
              Trust, Ser. 1995-1, Class A,
              6.45%, due 4/15/03                Aaa     AAA       4,034,280
    650,000   Navistar Financial Owner
              Trust, Ser. 1996-B, Class A-3,
              6.33%, due 4/21/03                Aaa     AAA         651,664

Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Balanced Investments

 Principal                                      Rating(3)        Market
  Amount                                      Moody's   S&P     Value(1)
-----------                                   -------  -----  -------------
$ 1,360,000   Chevy Chase Auto Receivables
              Trust, Ser. 1996-2, 5.90%, due
              7/15/03                           Aaa     AAA   $   1,353,622
  1,610,000   Standard Credit Card Master
              Trust I, Credit Card
              Participation Certificates,
              Ser. 1994-4, Class A, 8.25%,
              due 11/7/03                       Aaa     AAA       1,728,174
                                                              -------------
              TOTAL ASSET-BACKED SECURITIES
              (COST $16,827,177)                                 16,803,617
                                                              -------------
              BANKS & FINANCIAL INSTITUTIONS
              (6.1%)
  1,000,000   Deutsche Bank, Yankee C.D.,
              7.498%, due 1/21/97               Aaa     AAA       1,000,740
  1,000,000   BankAmerica Corp., Corporate
              Notes, 7.50%, due 3/15/97         A1      A+        1,003,530
  1,700,000   Chase Manhattan Corp., Senior
              Notes, 6.625%, due 1/15/98        A1       A        1,711,866
  1,325,000   Alco Capital Resource, Inc.,
              Medium-Term Notes, Ser. B,
              5.46%, due 2/22/99                A3      A-        1,301,243
  1,300,000   CIT Group Holdings, Inc.,
              Medium-Term Notes, 6.25%, due
              10/25/99                          Aa3     A+        1,297,543
  2,000,000   First USA Bank, Medium-Term
              Deposit Notes, 6.375%, due
              10/23/00                         Baa2    BBB-       1,974,980
  1,420,000   Capital One Bank, Bank Notes,
              5.95%, due 2/15/01               Baa3    BBB-       1,365,827
    925,000   Goldman Sachs Group, L.P.,
              Global Notes, 6.75%, due
              2/15/06                           A1      A+          902,254(4)
                                                              -------------
              TOTAL BANKS & FINANCIAL
              INSTITUTIONS (COST
              $10,792,246)                                       10,557,983
                                                              -------------
              CORPORATE DEBT SECURITIES
              (18.2%)
    680,000   Colonial Gas Co., Medium-Term
              Notes, Ser. A, 6.20%, due
              3/18/98                          Baa1     A-          680,694
  1,500,000   Occidental Petroleum Corp.,
              Medium-Term Notes, 5.85%, due
              11/9/98                          Baa2     BBB       1,488,285
  1,500,000   Lockheed Martin Corp., Notes,
              6.55%, due 5/15/99                A3     BBB+       1,507,290
    660,000   Arkla, Inc., Notes, 8.875%,
              due 7/15/99                      Baa3     BBB         696,254
    170,000   Caterpillar Finance,
              Medium-Term Notes, Ser. E,
              6.11%, due 7/15/99                A2       A          169,096
    235,000   Hoechst Celanese Corp., Notes,
              9.625%, due 9/1/99                A2      A+          240,353
  1,075,000   Travelers/Aetna Property
              Casualty Corp., Notes, 6.25%,
              due 10/1/99                       A2       A        1,070,872
  3,000,000   Xerox Credit Corp.,
              Medium-Term Notes, Ser. D,
              6.84%, due 6/1/00                 A2       A        2,986,290
  1,360,000   Comdisco, Inc., Notes, 6.50%,
              due 6/15/00                      Baa1    BBB+       1,353,717
    110,000   ADT Operations, Inc., Senior
              Notes, 8.25%, due 8/1/00          Ba1    BBB-         114,812
  1,000,000   Ford Motor Credit Co.,
              Medium-Term Notes, 6.84%, due
              8/16/00                           A1      A+        1,007,500
    520,000   Chesapeake Corp., Notes,
              10.375%, due 10/1/00             Baa3     BBB         581,230
  1,500,000   Sears Roebuck Acceptance
              Corp., Medium-Term Notes, Ser.
              I, 6.42%, due 10/10/00            A2      A-        1,494,375
    415,000   BHP Finance (USA) Limited,
              Guaranteed Notes, 5.625%, due
              11/1/00                           A2       A          402,438
    130,000   Congoleum Corp., Senior Notes,
              9.00%, due 2/1/01                 B1      BB-         130,487
  2,000,000   General Motors Acceptance
              Corp., Medium-Term Notes,
              8.125%, due 3/1/01                A3      A-        2,101,720
    520,000   Colonial Realty Limited
              Partnership, Senior Notes,
              7.50%, due 7/15/01               Baa3    BBB-         526,412
  1,000,000   Tyco International Ltd.,
              Notes, 6.50%, due 11/1/01        Baa2    BBB+         991,270
    105,000   Owens-Illinois, Inc., Senior
              Subordinated Notes, 10.50%,
              due 6/15/02                       B2      B+          110,775
    800,000   Federated Department Stores,
              Inc., Senior Notes, 8.125%,
              due 10/15/02                      Ba1     BB-         822,072

Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Balanced Investments

 Principal                                      Rating(3)        Market
  Amount                                      Moody's   S&P     Value(1)
-----------                                   -------  -----  -------------
$ 1,280,000   Viacom, Senior Notes, 6.75%,
              due 1/15/03                     Ba2(5)   BB+(5) $   1,198,528
    105,000   Container Corp. of America,
              Senior Notes, 9.75%, due
              4/1/03                            B1      B+          110,775
    620,000   ADT Operations, Inc., Senior
              Subordinated Notes, 9.25%, due
              8/1/03                            Ba3     BB+         661,850
  1,180,000   Keystone Group, Inc., Senior
              Secured Notes, 9.75%, due
              9/1/03                            A1      A+        1,271,450
    285,000   Sweetheart Cup, Inc., Senior
              Subordinated Notes, 10.50%,
              due 9/1/03                        B3      B-          298,894
    400,000   Core-Mark International Inc.,
              Senior Subordinated Notes,
              11.375%, due 9/15/03              B3       B          409,000(4)
  1,070,000   Owens-Illinois, Inc., Senior
              Debentures, 11.00%, due
              12/1/03                         Ba3(6)   BB(6)      1,193,050
  1,040,000   Stewart Enterprises, Inc.,
              Notes, 6.70%, due 12/1/03        Baa3     BBB       1,019,886
  1,015,000   Duty Free International, Inc.,
              Notes, 7.00%, due 1/15/04         Ba1    BBB-         961,712
    150,000   Container Corp. of America,
              Senior Notes, Ser. A, 11.25%,
              due 5/1/04                        B1      B+          162,375
    630,000   Tenet Healthcare Corp., Senior
              Subordinated Notes, 10.125%,
              due 3/1/05                        Ba3     B+          695,363
    105,000   Collins & Aikman Products Co.,
              Senior Subordinated Notes,
              11.50%, due 4/15/06               B3       B          114,450
    195,000   JCAC, Inc., Senior
              Subordinated Notes, 10.125%,
              due 6/15/06                       B2       B          202,313
    205,000   Printpack, Inc., Senior
              Subordinated Notes, 10.625%,
              due 8/15/06                       B3      B+          213,713(4)
  1,000,000   Time Warner Inc., Notes,
              8.11%, due 8/15/06                Ba1    BBB-       1,026,210
    105,000   Commonwealth Aluminum Corp.,
              Senior Subordinated Notes,
              10.75%, due 10/1/06               B2      B-          107,887
    120,000   Iron Mountain Inc., Senior
              Subordinated Notes, 10.125%,
              due 10/1/06                       B3      B-          126,750
    325,000   International Home Foods,
              Senior Subordinated Notes,
              10.375%, due 11/1/06              B2      B-          337,187(4)
    100,000   International Knife & Saw,
              Inc., Senior Subordinated
              Notes, 11.375%, due 11/15/06      B3      B-          103,737(4)
    235,000   Motors and Gears, Inc., Senior
              Notes, Ser. A, 10.75%, due
              11/15/06                          B3      BB-         242,344(4)
    185,000   Allied Waste North America,
              Inc., Senior Subordinated
              Notes, 10.25%, due 12/1/06        B3      B+          194,712(4)
    155,000   Fresenius Medical Care Capital
              Trust, Preferred Securities,
              9.00%, due 12/1/06                Ba3     B+          157,906
     45,000   Newport News Shipbuilding
              Inc., Senior Subordinated
              Notes, 9.25%, due 12/1/06         B1      B+           46,350(4)
    100,000   Safelite Glass Corp., Senior
              Subordinated Notes, 9.875%,
              due 12/15/06                      B3       B          102,500(4)
    220,000   AMTROL Acquisition, Inc.,
              Senior Subordinated Notes,
              10.625%, due 12/31/06             B3      B-          223,300(4)
  1,505,000   Tenneco Inc., Debentures,
              10.20%, due 3/15/08              Baa3    BBB-       1,829,493
    105,000   Stone Container Corp., Rating
              Adjustable Senior Notes,
              11.875%, due 8/1/16               B1      BB-         111,038
                                                              -------------
              TOTAL CORPORATE DEBT
              SECURITIES (COST $31,603,208)                      31,598,715
                                                              -------------
              TOTAL INVESTMENTS (100.0%)
              (COST $159,637,702)                               173,551,500(7)
              Liabilities, less cash,
              receivables and other assets
              [(0.0%)]                                              (55,222)
                                                              -------------
              TOTAL NET ASSETS (100.0%)                       $ 173,496,278
                                                              -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Balanced Investments
1)Investments in equity securities are valued at the last reported sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Investments in limited maturity debt securities are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2)Non-income producing security.
3)Credit ratings are unaudited.
4)Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At December 31, 1996, these securities amounted to $2,775,097 or 1.6% of net assets.
5)Rated BBB- by Fitch Investors Services, Inc.
6)Rated BBB- by Duff & Phelps Credit Rating Co.
7)At December 31, 1996, the cost of investments for Federal income tax purposes was $159,734,604. Gross unrealized appreciation of investments was $22,272,779 and gross unrealized depreciation of investments was $8,455,883, resulting in net unrealized appreciation of $13,816,896, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                     December 31,
                                                         1996
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $ 173,551,500
      Cash                                                  7,759
      Receivable for securities sold                      984,168
      Dividends and interest receivable                   930,333
      Receivable for variation margin (Note A)             63,125
      Deferred organization costs (Note A)                 34,548
      Prepaid expenses and other assets                     7,473
                                                    --------------
                                                      175,578,906
                                                    --------------
LIABILITIES
      Payable for securities purchased                  1,970,312
      Payable to investment manager (Note B)               81,132
      Accrued expenses                                     31,184
                                                    --------------
                                                        2,082,628
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $ 173,496,278
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $ 159,571,168
      Net unrealized appreciation in value of
       investment securities and financial futures
       contracts                                       13,925,110
                                                    --------------
NET ASSETS                                          $ 173,496,278
                                                    --------------
*Cost of investments                                $ 159,637,702
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1996
                                                    ------------
INVESTMENT INCOME
    Income:
      Interest income                               $ 4,307,607
      Dividend income                                   612,236
      Foreign taxes withheld (Note A)                   (15,237)
                                                    ------------
        Total income                                  4,904,606
                                                    ------------
    Expenses:
      Investment management fee (Note B)                922,203
      Custodian fees (Note B)                           111,894
      Amortization of deferred organization and
       initial offering expenses (Note A)                10,395
      Legal fees                                         10,219
      Accounting fees                                    10,000
      Auditing fees                                       8,577
      Trustees' fees and expenses                         8,086
      Insurance expense                                   4,924
      Miscellaneous                                         142
                                                    ------------
        Total expenses                                1,086,440
                                                    ------------
        Net investment income                         3,818,166
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
     sold                                             8,263,116
    Net realized loss on financial futures
     contracts (Note A)                                 (78,900)
    Change in net unrealized appreciation of
     investment securities                             (212,860)
    Net unrealized appreciation of financial
     futures contracts (Note A)                          11,312
                                                    ------------
        Net gain on investments                       7,982,668
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $11,800,834
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                           Period from
                                                           May 1, 1995
                                                          (Commencement
                                                               of
                                                           Operations)
                                           Year Ended          to
                                          December 31,    December 31,
                                              1996            1995
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  3,818,166    $  3,240,511
    Net realized gain on investments         8,184,216      17,910,669
    Change in net unrealized
     appreciation of investments              (201,548)      5,494,612
                                          -----------------------------
    Net increase in net assets resulting
     from operations                        11,800,834      26,645,792
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                               27,061,978       4,703,935
    Reductions                             (68,687,411)    (14,136,898)
                                          -----------------------------
    Net decrease in net assets resulting
     from transactions in investors'
     beneficial interests                  (41,625,433)     (9,432,963)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (29,824,599)     17,212,829
NET ASSETS:
    Beginning of year                      203,320,877     186,108,048
                                          -----------------------------
    End of year                           $173,496,278    $203,320,877
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Balanced Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: AMT Balanced Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. After the close of business on April 28, 1995, each series of Neuberger&Berman Advisers Management Trust invested all of its net investable assets (cash, securities, and receivables relating to securities) in a corresponding series of Managers Trust, receiving a beneficial interest in that series.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Interest income, including accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1996, the unamortized balance of such expenses amounted to $34,548.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid debt obligations, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Series as unrealized gains or losses.

Advisers Managers Trust                                        December 31, 1996
--------------------------------------------------------------------------------
          AMT Balanced Investments

      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been closed or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on its transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income. At December 31, 1996, open positions in financial futures contracts were as follows:

                                                               UNREALIZED
                                                              APPRECIATION
 EXPIRATION             OPEN CONTRACTS             POSITION  (DEPRECIATION)
 March 1997     15 U.S. Treasury Notes, 2 Year       Long       $   703

 March 1997     74 U.S. Treasury Notes, 5 Year      Short        17,328

 March 1997     43 U.S. Treasury Notes, 10 Year     Short        (6,719)

      At December 31, 1996, the Series had deposited $130,000 principal of U.S. Treasury Notes, 6.375%, due 6/30/97 in a segregated account to cover margin requirements on open financial futures contracts.
9) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("Management") as its investment manager under a Management Agreement dated as of May 1, 1995. For such investment management services, the Series pays Management a fee at the annual rate of .55% of the first $250 million of the Series' average daily net assets, .525% of the next $250 million, .50% of the next $250 million, .475% of the next $250 million, .45% of the next $500 million, and .425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.

Advisers Managers Trust                                        December 31, 1996
--------------------------------------------------------------------------------
          AMT Balanced Investments

   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations, is less than .01% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1996, there were purchase and sale transactions (excluding short-term securities and financial futures contracts) of $152,076,610 and $135,381,000, respectively.
   During the year ended December 31, 1996, brokerage commissions on securities transactions amounted to $143,948, of which Neuberger received $99,363, and other brokers received $44,585.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                    Period from
                                                    May 1, 1995
                                                   (Commencement
                                                        of
                                     Year Ended     Operations)
                                      December          to
                                         31,       December 31,
                                        1996           1995
                                     ---------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                               .65%           .64%(1)
                                     ---------------------------
    Net Investment Income                 2.28%          2.36%(1)
                                     ---------------------------
Portfolio Turnover Rate                     87%            55%
                                     ---------------------------
Average Commission Rate Paid           $0.0572        $0.0451
                                     ---------------------------
Net Assets, End of Year (in
 millions)                              $173.5         $203.3
                                     ---------------------------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Balanced Investments

   We have audited the accompanying Statement of Assets and Liabilities, including the Schedule of Investments, of AMT Balanced Investments, one of the series comprising Advisers Managers Trust (the "Trust"), as of December 31, 1996, and the related Statement of Operations for the year then ended, and the Statement of Changes in Net Assets and the Financial Highlights for the year then ended and for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Balanced Investments of Advisers Managers Trust at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 27, 1997

26